Condensed Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Common Class A [Member]	Total
Balance at Sep. 30, 2024		$ 2,230	[1]	$ 895	$ (3,125)	$ 12,154,929	$ (15,419,765)	$ 550,579			$ (2,714,257)
Balance, shares at Sep. 30, 2024		55,762	[1]	8,945,307
Net loss			[1]				(1,737,700)				(1,737,700)
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost of $ 2,613,758		$ 230	[1]			7,736,012					7,736,242
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost, shares	[1]	5,750
Foreign currency translation adjustment			[1]					89,206			89,206
Balance at Mar. 31, 2025		$ 2,460	[1]	$ 895	(3,125)	19,890,941	(17,157,465)	639,785			3,373,491
Balance, shares at Mar. 31, 2025		61,512	[1]	8,945,307
Balance at Sep. 30, 2025		$ 18,604	[1]	$ 895		32,614,603	(25,065,907)	622,058			8,190,253
Balance, shares at Sep. 30, 2025		465,110	[1]	8,945,307
Net loss			[1]				(1,931,876)		62,679		(1,869,197)
Foreign currency translation adjustment			[1]					(27,879)	3,564		(24,315)
Non-controlling interest arising from business combination			[1]						685,800		685,800
Issuance of ordinary shares upon warrant series b exercise		$ 16	[1]			5,823					5,839
Issuance of ordinary shares upon warrant series b exercise, shares	[1]	396
Rounding up for reverse stock split			[1]
Rounding up for reverse stock split, shares	[1]	6
Share-based compensation		$ 3,200	[1]			640,800					644,000
Share-based compensation, shares		80,000	[1]							80,000
Balance at Mar. 31, 2026		$ 21,820	[1]	$ 895		$ 33,261,226	$ (26,997,783)	$ 594,179	$ 752,043		$ 7,632,380
Balance, shares at Mar. 31, 2026		545,512	[1]	8,945,307

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect the 1-for-80 reverse share split and 1-for-5 reverse share split for Class A ordinary share of Youxin Technology Ltd, which was effective on September 30, 2025 and July 30, 2026, respectively (Note 18).